Other revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Revenues
Loans held-for-sale	SFr (14)	SFr (4)	SFr 3
Long-lived assets held-for-sale	252	39	(18)
Equity method investments	230	221	229
Other investments	1,142	335	81
Other	1,183	906	1,006
Other revenues	SFr 2,793	SFr 1,497	SFr 1,301